RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RESTRICTED NET ASSETS
Minimum required percentage of after tax profit appropriated to general reserve fund	10.00%
Threshold percentage of general reserve fund to registered capital	50.00%
Reserve funds not distributed as cash dividends	¥ 604	¥ 502	¥ 379
Restricted share capital of PRC subsidiaries	2,777
Restricted net assets not available for distribution to the Company in the form of dividends, loans or advances	¥ 3,381